Business Combinations - Additional Information (Details) € in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Apr. 03, 2018 USD ($) country	Apr. 03, 2018 EUR (€) country	Apr. 30, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition [Line Items]
Cash consideration					$ 558.7		$ 0.0	$ 0.0
Fermacell
Business Acquisition [Line Items]
Consideration transferred			$ 635.6	€ 516.4
Voting interest acquired (as percent)	100.00%	100.00%
Cash consideration	$ 492.4	€ 400.0
Number of countries | country	13	13
Transaction and integration related costs					21.8
Net adjustments related to property, plant and equipment and deferred tax valuations | €						€ 0.5
Inventory fair value adjustment					$ 7.3